TEMPLETON GLOBAL
OPPORTUNITIES TRUST


YOUR FUND'S OBJECTIVE:

The Templeton Global Opportunities Trust seeks long-term capital growth through a flexible policy of investing in global securities. It invests primarily in common stock and may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount.


FEBRUARY 18, 1997


Dear Shareholder:

We are pleased to bring you the annual report of the Templeton Global Opportunities Trust for the period ended December 31, 1996. During this period, economies in much of the industrialized world experienced slow growth, moderate inflation, and declining interest rates. These conditions proved favorable to many financial markets, and the Templeton Global Opportunities Trust Class I shares produced a one-year total return of 24.19%, as discussed in the Performance Summary on page 5. Its benchmark, the Morgan Stanley Capital International (MSCI)(R)(1) World Index, provided a return of only 14.0% during the same period. The Fund's performance relative to this index was aided by its investments in financial, telecommunications and cyclical stocks, and by a lack of holdings in Japan. The MSCI Emerging Markets Index(2) rose just 6.0%, but our selection of emerging market stocks performed well and had a positive impact on the Fund's performance.

1. A REGISTERED TRADEMARK OF MORGAN STANLEY & CO., INC. THE MSCI WORLD INDEX INCLUDES STOCK MARKETS OF BOTH DEVELOPED AND EMERGING COUNTRIES.
2. THE MSCI EMERGING MARKETS INDEX INCLUDES ONLY THE EMERGING MARKET COMPONENTS OF THE MSCI WORLD INDEX.

Financial stocks were among the best performing in the world during the reporting period. Our holdings of Merrill Lynch, Morgan Stanley and Alex Brown Inc. all increased in value due to the high level of trading activity in U.S. stocks and a huge volume of corporate mergers. Our investments in Nordic banks responded favorably to recognition by many investors of the inherent value of these shares, lower interest rates, and increasing speculation concerning consolidation within this sector. For example, one of the Fund's largest holdings, the Swedish bank Stadshypotek, received an attractive cash bid, which pushed its stock price significantly higher.

Although the international telecommunications sector did not perform well, many individual stocks in this group which were held by the Fund did produce good returns. Six of our holdings, Telecom Italia, Telebras, Telefonica de Espana, Nokia, Lucent Technologies, and Newbridge Networks rose substantially. Many factors, including improved regulatory environments and growing demand for sophisticated telecommunications equipment, contributed to the relatively strong performance of these stocks.

Cyclical stocks (those directly affected by the level of economic activity) performed well early in 1996 as they rebounded sharply from their low price levels of 1995. However, they lagged the overall market later in the year due to slow economic growth in the U.S., Europe, and Japan. Nevertheless, cyclical stocks continued to be prominent in the Fund's portfolio because they remained among the least expensive we could find based on our long-term estimates of earnings power.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Geographic Distribution on 12/31/96
Based on Total Net Assets

Europe                        35.8%
North America                 25.0%
Asia                          13.7%
Latin America                  9.5%
Australia & New Zealand        6.5%
Middle East & Africa           0.5%
Short-Term Obligations &
  Other Net Assets             9.0%

The Japanese stock market was one of the few major markets to lose ground during 1996, producing a one-year total return of -1.8% in yen, and -12.2% when measured in U.S. dollars. Since we owned no shares in this market, we avoided a pitfall and improved the

Fund's performance relative to the MSCI World Index, which allocates 17.7% of the index to Japan.

During the year, we realized profits on several U.S. holdings and decreased our exposure to U.S. stocks from 21.5% of total net assets to 19.2%. Because it appreciated very sharply during 1995 and 1996, we had difficulty identifying new, bargain-priced stocks in this market and we increased our holdings in emerging markets stocks from slightly over 20% on December 31, 1995, to nearly 25% (the limit described in the prospectus) as of December 31, 1996. Emerging markets had underperformed developed markets during the past three years, and in our opinion, many of these stocks were undervalued during the latter part of 1996.

Looking forward, it is likely that we will continue our emphasis on cyclical companies. Since we believe demand for telecommunications equipment should remain strong, we also expect to retain our telecommunications stocks. However, Japanese stocks remain the world's most expensive by far, and we do not anticipate adding any to our portfolio until valuations fall to truly bargain levels. As we noted in our past letters to shareholders, the Templeton Global Opportunities Trust should perform well if the economies of the world are able to grow at a reasonable rate. We believe there is potential for a period of synchronized global economic growth, and have positioned the portfolio to take advantage of such developments. We have also endeavored to eliminate holdings in shares where valuations no longer appear attractive. We are hopeful that this strategy will yield attractive long-term returns for our investors as it has so often in the past.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST

Top 10 Industries on 12/31/96
As a Percentage of Total Net Assets
                                         % of Total
Industry                                 Net Assets
--------                                 ----------
Banking                                     11.8%

Forest Products & Paper                     11.5%

Telecommunications                           9.6%

Financial Services                           7.3%

Metals & Mining                              6.9%

Insurance                                    6.5%

Energy Sources                               5.9%

Utilities - Electrical & Gas                 5.0%

Electrical & Electronics                     3.3%

Multi-Industry                               3.2%


This discussion reflects the strategies we employed for the Fund during the past fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST

Top 10 Holdings on 12/31/96
As a Percentage of Total Net Assets

                                                        % of Total
Company, Industry, Country                              Net Assets
--------------------------                              ----------
Peregrine Investments Holdings Ltd.
Financial Services, Hong Kong                              2.3%

Ace Limited
Insurance, Bermuda                                         1.9%

PT Bimantara Citra, fgn.
Multi-Industry, Indonesia                                  1.9%

Stadshypotek AS, A, 144a
Banking, Sweden                                            1.8%

Banco Nacional de Mexico SA, 7.00%, conv., 12/15/99
Bonds, Mexico                                              1.6%

Sparbanken Sverige AB, A, 144a
Banking, Sweden                                            1.6%

Softe SA, 4.25%, conv., 7/30/98, 144a
Bonds, Italy                                               1.6%

National Mutual Asia Ltd.
Insurance, Hong Kong                                       1.5%

Wascana Energy Inc.
Energy Sources, Canada                                     1.4%

Nokia AB, A
Telecommunications, Finland                                1.4%

FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 11 OF THIS REPORT.


There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. These risks are discussed in the Fund's prospectus. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 857% in the last 15 years, but has suffered five declines of more than 20% during that time.(3)

We thank you for the trust you have placed in us and look forward to helping you meet your financial objectives in the years to come.

Sincerely,




/s/ Martin L. Flanagan
MARTIN L. FLANAGAN
President
Templeton Global Opportunities Trust

/s/ Howard J. Leonard
HOWARD J. LEONARD
Portfolio Manager
Templeton Global Opportunities Trust


3. SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE CHANGE OVER 15 YEARS ENDED DECEMBER 31, 1996.

PERFORMANCE SUMMARY
CLASS I

The Templeton Global Opportunities Trust - Class I reported a cumulative total return of 24.19% for the one-year period ended December 31, 1996. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the chart on page 6, the Fund delivered a cumulative total return of more than 142% since inception on January 19, 1990.

The price of the Fund's shares, as measured by net asset value, increased by $2.05, from $12.57 on December 31, 1995, to $14.62 on December 31, 1996. During
this time, shareholders received distributions of 35.5 cents ($0.355) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains, and 57.0 cents ($0.57) in long-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 6 shows how a $10,000 investment in the Templeton Global Opportunities Trust - Class I, during most of the time from inception on January 19, 1990 through December 31, 1996, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI). It also shows that the Fund has generally outperformed the unmanaged MSCI World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index, because, among other things, the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS I

Total Return Index Comparison
$10,000 Investment (1/19/90 - 12/31/96)

[LINE GRAPH]

           TEMPLETON
           GLOBAL
           OPPORTUNITIES     MSCI
           TRUST - I*        WORLD          CPI
1/19/90       $ 9,428       $10,000       $10,000    MS World GD$    C P I $
 Jan-90       $ 9,428       $ 9,820       $10,040       -1.80%        0.40%
 Feb-90       $ 9,428       $ 9,401       $10,087       -4.27%        0.47%
 Mar-90       $ 9,418       $ 8,835       $10,143       -6.02%        0.55%
 Apr-90       $ 9,168       $ 8,709       $10,159       -1.42%        0.16%
 May-90       $ 9,940       $ 9,628       $10,182       10.55%        0.23%
 Jun-90       $ 9,930       $ 9,561       $10,237       -0.70%        0.54%
 Jul-90       $10,261       $ 9,650       $10,276        0.93%        0.38%
 Aug-90       $ 9,278       $ 8,748       $10,371       -9.34%        0.92%
 Sep-90       $ 8,395       $ 7,827       $10,458       -10.53%       0.84%
 Oct-90       $ 8,385       $ 8,560       $10,521        9.36%        0.60%
 Nov-90       $ 8,646       $ 8,421       $10,544       -1.62%        0.22%
 Dec-90       $ 8,646       $ 8,599       $10,544        2.11%        0.00%
 Jan-91       $ 9,101       $ 8,915       $10,607        3.68%        0.60%
 Feb-91       $ 9,878       $ 9,742       $10,623        9.27%        0.15%
 Mar-91       $ 9,930       $ 9,456       $10,639       -2.93%        0.15%
 Apr-91       $10,189       $ 9,532       $10,655        0.80%        0.15%
 May-91       $10,666       $ 9,749       $10,687        2.28%        0.30%
 Jun-91       $10,117       $ 9,149       $10,718       -6.16%        0.29%
 Jul-91       $10,957       $ 9,582       $10,734        4.74%        0.15%
 Aug-91       $11,092       $ 9,554       $10,765       -0.30%        0.29%
 Sep-91       $11,206       $ 9,806       $10,812        2.64%        0.44%
 Oct-91       $11,372       $ 9,967       $10,829        1.64%        0.15%
 Nov-91       $10,947       $ 9,534       $10,860       -4.34%        0.29%
 Dec-91       $11,526       $10,230       $10,868        7.30%        0.07%
 Jan-92       $11,663       $10,043       $10,884       -1.83%        0.15%
 Feb-92       $12,158       $ 9,871       $10,923       -1.71%        0.36%
 Mar-92       $12,069       $ 9,408       $10,979       -4.69%        0.51%
 Apr-92       $12,368       $ 9,541       $10,994        1.41%        0.14%
 May-92       $12,933       $ 9,922       $11,009        4.00%        0.14%
 Jun-92       $12,560       $ 9,592       $11,049       -3.33%        0.36%
 Jul-92       $12,421       $ 9,618       $11,072        0.27%        0.21%
 Aug-92       $12,079       $ 9,854       $11,103        2.45%        0.28%
 Sep-92       $11,898       $ 9,765       $11,134       -0.90%        0.28%
 Oct-92       $11,845       $ 9,502       $11,173       -2.69%        0.35%
 Nov-92       $12,058       $ 9,674       $11,189        1.81%        0.14%
 Dec-92       $12,316       $ 9,754       $11,181        0.83%       -0.07%
 Jan-93       $12,625       $ 9,789       $11,236        0.35%        0.49%
 Feb-93       $12,957       $10,023       $11,275        2.39%        0.35%
 Mar-93       $13,404       $10,606       $11,315        5.82%        0.35%
 Apr-93       $13,771       $11,099       $11,346        4.65%        0.28%
 May-93       $14,023       $11,357       $11,362        2.32%        0.14%
 Jun-93       $13,920       $11,263       $11,378       -0.82%        0.14%
 Jul-93       $14,344       $11,498       $11,378        2.08%        0.00%
 Aug-93       $15,455       $12,027       $11,410        4.60%        0.28%
 Sep-93       $15,420       $11,807       $11,434       -1.83%        0.21%
 Oct-93       $16,360       $12,134       $11,481        2.77%        0.41%
 Nov-93       $15,753       $11,449       $11,489       -5.64%        0.07%
 Dec-93       $17,011       $12,011       $11,489        4.91%        0.00%
 Jan-94       $17,952       $12,805       $11,520        6.61%        0.27%
 Feb-94       $17,352       $12,641       $11,559       -1.28%        0.34%
 Mar-94       $16,273       $12,099       $11,598       -4.29%        0.34%
 Apr-94       $16,478       $12,475       $11,615        3.11%        0.14%
 May-94       $16,593       $12,509       $11,623        0.27%        0.07%
 Jun-94       $16,005       $12,475       $11,662       -0.27%        0.34%
 Jul-94       $16,810       $12,715       $11,694        1.92%        0.27%
 Aug-94       $17,462       $13,099       $11,741        3.02%        0.40%
 Sep-94       $17,386       $12,757       $11,772       -2.61%        0.27%
 Oct-94       $17,373       $13,123       $11,781        2.87%        0.07%
 Nov-94       $16,580       $12,556       $11,796       -4.32%        0.13%
 Dec-94       $16,329       $12,680       $11,796        0.99%        0.00%
 Jan-95       $15,888       $12,493       $11,843       -1.48%        0.40%
 Feb-95       $16,315       $12,678       $11,890        1.48%        0.40%
 Mar-95       $16,399       $13,291       $11,930        4.84%        0.33%
 Apr-95       $17,053       $13,758       $11,969        3.51%        0.33%
 May-95       $17,706       $13,878       $11,993        0.87%        0.20%
 Jun-95       $18,165       $13,876       $12,017       -0.01%        0.20%
 Jul-95       $18,930       $14,573       $12,017        5.02%        0.00%
 Aug-95       $18,430       $14,251       $12,048       -2.21%        0.26%
 Sep-95       $18,916       $14,668       $12,072        2.93%        0.20%
 Oct-95       $18,054       $14,439       $12,112       -1.56%        0.33%
 Nov-95       $18,193       $14,943       $12,104        3.49%       -0.07%
 Dec-95       $18,415       $15,383       $12,095        2.94%       -0.07%
 Jan-96       $19,352       $15,664       $12,167        1.83%        0.59%
 Feb-96       $19,649       $15,763       $12,205        0.63%        0.32%
 Mar-96       $19,872       $16,028       $12,269        1.68%        0.52%
 Apr-96       $20,588       $16,407       $12,317        2.37%        0.39%
 May-96       $20,871       $16,424       $12,340        0.10%        0.19%
 Jun-96       $20,692       $16,509       $12,348        0.52%        0.06%
 Jul-96       $19,678       $15,928       $12,371       -3.52%        0.19%
 Aug-96       $20,379       $16,115       $12,395        1.17%        0.19%
 Sep-96       $20,990       $16,748       $12,434        3.93%        0.32%
 Oct-96       $21,303       $16,868       $12,474        0.72%        0.32%
 Nov-96       $22,541       $17,816       $12,498        5.62%        0.19%
 Dec-96       $22,870       $17,535       $12,498       -1.58%        0.00%

 Templeton Global    MSCI World     Consumer
 Opportunities       Index(2)       Price Index(3)
 Trust-Class I(1)

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS I

Periods Ended December 31, 1996

                                                              Since
                                                              Inception
                       One-Year   Three-Year    Five-Year     (1/19/90)
Cumulative
Total Return(1)          24.19%      34.44%        98.42%       142.57%

Average Annual
Total Return(2)          17.03%       8.21%        13.33%        12.64%

Value of $10,000
Investment(3)          $11,703     $12,673       $18,697       $22,870


One-Year Total Return(4)

  12/31/92     12/31/93     12/31/94     12/31/95     12/31/96
    6.85%       38.13%       -4.09%       12.87%       24.19%

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND DOES NOT INCLUDE THE SALES CHARGE. SEE NOTE BELOW.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND INCLUDES THE MAXIMUM 5.75% INITIAL SALES CHARGE. SEE NOTE BELOW.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE PERIODS INDICATED AND INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE. SEE NOTE BELOW.

4. ONE-YEAR TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE ONE-YEAR PERIODS ENDED ON THE SPECIFIED DATES AND DOES NOT INCLUDE THE SALES CHARGE.

NOTE: PRIOR TO JULY 1, 1992, CLASS I SHARES WERE OFFERED AT A HIGHER SALES CHARGE. THUS, ACTUAL TOTAL RETURN WOULD HAVE BEEN SOMEWHAT LOWER THAN NOTED ABOVE. ALL TOTAL RETURN CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WHEN PAID.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

PERFORMANCE SUMMARY
CLASS II


The Templeton Global Opportunities Trust - Class II reported a cumulative total return of 23.28% for the one-year period ended December 31, 1996. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges. We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner.

The price of the Fund's shares, as measured by net asset value, increased by $1.99, from $12.53 on December 31, 1995, to $14.52 on December 31, 1996. During
this time, shareholders received distributions of 29.47 cents ($0.2947) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains, and
57.0 cents ($0.57) in long-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 8 shows how a $10,000 investment in the Templeton Global Opportunities Trust - Class II, from inception on May 1, 1995, through December 31, 1996, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI). It also shows that the Fund has generally outperformed the unmanaged MSCI World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index, because, among other things, the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS II

Total Return Index Comparison
$10,000 Investment (5/1/95 - 12/31/96)

[LINE GRAPH]

          TEMPLETON
          GLOBAL
          OPPORTUNITIES     MSCI
          TRUST - II*       WORLD          CPI
5/1/95       $ 9,903       $10,000       $10,000     MS World GD$   C P I $
May-95       $10,275       $10,087       $10,020         0.87%       0.20%
Jun-95       $10,533       $10,086       $10,040        -0.01%       0.20%
Jul-95       $10,969       $10,592       $10,040         5.02%       0.00%
Aug-95       $10,679       $10,358       $10,066        -2.21%       0.26%
Sep-95       $10,953       $10,662       $10,086         2.93%       0.20%
Oct-95       $10,452       $10,495       $10,120        -1.56%       0.33%
Nov-95       $10,517       $10,862       $10,112         3.49%      -0.07%
Dec-95       $10,639       $11,181       $10,105         2.94%      -0.07%
Jan-96       $11,174       $11,386       $10,165         1.83%       0.59%
Feb-96       $11,346       $11,457       $10,198         0.63%       0.32%
Mar-96       $11,467       $11,650       $10,251         1.68%       0.52%
Apr-96       $11,864       $11,926       $10,291         2.37%       0.39%
May-96       $12,020       $11,938       $10,310         0.10%       0.19%
Jun-96       $11,916       $12,000       $10,316         0.52%       0.06%
Jul-96       $11,329       $11,578       $10,336        -3.52%       0.19%
Aug-96       $11,717       $11,713       $10,356         1.17%       0.19%
Sep-96       $12,063       $12,173       $10,389         3.93%       0.32%
Oct-96       $12,236       $12,261       $10,422         0.72%       0.32%
Nov-96       $12,945       $12,950       $10,442         5.62%       0.19%
Dec-96       $13,116       $12,745       $10,442        -1.58%       0.00%

TOTAL RETURNS WITHOUT SALES CHARGES FOR EACH OF THE LAST 5 YEARS ENDED 12/31

                 1992         1993          1994          1995         1996
                 ----         ----          ----          ----         ----
CLASS I         6.85%        38.13%        -4.01%        12.77%       24.19%


VALUE OF $10,000 INVESTMENT (INCLUDES ALL SALES CHARGES)

                     1-YEAR       5-YEAR      INCEPTION
                     ------       ------      ---------
     CLASS I        $11,703      $18,697       $22,870
    CLASS II        $12,102        n/a         $13,116

Templeton Global Opportunities Trust - Class II (1)
MSCI World Index (2)
Consumer Price Index (3)

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.


TEMPLETON GLOBAL
OPPORTUNITIES TRUST - CLASS II

Periods Ended December 31, 1996


                                                       Since
                                                       Inception
                                      One-Year         (5/1/95)
Cumulative Total Return(1)              23.28%           32.44%

Average Annual Total Return(2)          21.02%           17.63%

Value of $10,000 Investment(3)        $12,102          $13,116

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND DOES NOT INCLUDE SALES CHARGES.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND INCLUDES THE MAXIMUM 1.00% INITIAL SALES CHARGE AND THE 1.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) APPLICABLE TO SHARES REDEEMED WITHIN 18 MONTHS OF PURCHASE.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE PERIODS INDICATED AND INCLUDE ALL SALES CHARGES.

ALL TOTAL RETURN CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS I
(For a share outstanding throughout the year)

                                                                               YEAR ENDED DECEMBER 31
                                                             ---------------------------------------------------------
                                                              1996         1995         1994         1993         1992
                                                            --------     --------     --------     --------     --------
Net asset value, beginning of year                          $  12.57     $  11.84     $  14.46     $  10.75     $  10.94
                                                            --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income                                         .30          .16          .09          .12          .14
   Net realized and unrealized gain (loss)                      2.69         1.33         (.63)        3.97          .61
                                                            --------     --------     --------     --------     --------
Total from investment operations                                2.99         1.49         (.54)        4.09          .75
                                                            --------     --------     --------     --------     --------
Distributions:
   Dividends from net investment income                         (.30)        (.16)        (.09)        (.11)        (.14)
   Amount in excess of net investment income                    (.06)          --           --           --           --
   Distributions from net realized gains                        (.58)        (.60)       (1.99)        (.27)        (.65)
   Amount in excess of net realized gains                         --           --           --           --         (.15)
                                                            --------     --------     --------     --------     --------
Total distributions                                             (.94)        (.76)       (2.08)        (.38)        (.94)
                                                            --------     --------     --------     --------     --------
Change in net asset value                                       2.05          .73        (2.62)        3.71         (.19)
                                                            --------     --------     --------     --------     --------
Net asset value, end of year                                $  14.62     $  12.57     $  11.84     $  14.46     $  10.75
                                                            ========     ========     ========     ========     ========
TOTAL RETURN*                                                 24.19%       12.87%        (4.09)%     38.13%        6.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                               $634,478     $510,777     $476,822     $410,747     $248,807
Ratio of expenses to average net assets                        1.45%        1.52%        1.53%        1.51%        1.63%
Ratio of net investment income to average net assets           2.10%        1.19%         .71%        1.07%        1.36%
Portfolio turnover rate                                       18.54%       15.54%       37.31%       40.56%       22.03%
Average commission rate paid (per share)                    $  .0028
   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS II
(For a share outstanding throughout the period)

                                                                                                   FOR THE PERIOD
                                                                                                    MAY 1, 1995+
                                                                              YEAR ENDED              THROUGH
                                                                          DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                          ------------------     ------------------
Net asset value, beginning of period                                           $  12.53               $  12.26
                                                                                -------                -------
Income from investment operations:
   Net investment income                                                            .24                    .02
   Net realized and unrealized gain                                                2.63                    .88
                                                                                -------                -------
Total from investment operations                                                   2.87                    .90
                                                                                -------                -------
Distributions:
   Dividends from net investment income                                            (.24)                  (.12)
   Amount in excess of net investment income                                       (.06)                    --
   Distributions from net realized gains                                           (.58)                  (.51)
                                                                                -------                -------
Total distributions                                                                (.88)                  (.63)
                                                                                -------                -------
Change in net asset value                                                          1.99                    .27
                                                                                -------                -------
Net asset value, end of year                                                   $  14.52               $  12.53
                                                                                =======                =======
TOTAL RETURN*                                                                    23.28%                  7.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                                  $ 11,622               $  2,264
Ratio of expenses to average net assets                                           2.20%                  2.22%**
Ratio of net investment income to average net assets                              1.12%                 (.01)%**
Portfolio turnover rate                                                          18.54%                 15.54%
Average commission rate paid (per share)                                       $  .0028
   * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS
     THAN ONE YEAR.
  ** ANNUALIZED.
   + COMMENCEMENT OF OFFERING OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 80.3%
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 1.3%
                        *   Ciadea SA                                              Arg.           47,099   $    223,760
                            Volvo AB, B                                            Swe.          384,000      8,474,087
                                                                                                           ------------
                                                                                                              8,697,847
---------------------------------------------------------------------------------------------------------------------
BANKING: 9.0%
                            Banco Ganadero SA, ADR C                               Col.           85,000      1,827,500
                            Banco Popular Espanol SA                                Sp.           35,000      6,874,639
                            BPI Socieda de Gestora de Participacoes Socias
                              SA                                                  Port.           85,000      1,058,046
                        *   BPI Socieda de Gestora de Participacoes Socias,
                              new                                                 Port.           32,300        381,225
                            Ergo Bank SA                                            Gr.           50,050      2,536,886
                            Fokus Bank AS                                          Nor.        1,000,000      6,867,357
                            Korea Long Term Credit Bank                            Kor.           24,899        438,656
                            National Australia Bank Ltd.                           Aus.          424,214      4,990,356
                            Shinhan Bank Co. Ltd.                                  Kor.           76,935      1,231,586
                            Sparbanken Sverige AB, A                               Swe.           40,400        693,094
                            Sparbanken Sverige AB, A, 144A                         Swe.          601,700     10,322,646
                            Stadsyhpotek AS, A, 144A                               Swe.          426,600     11,697,354
                            Union Bank of Norway, Primary Capital Cert.            Nor.          124,800      3,903,669
                            Union Bank of Norway, Primary Capital Cert. 144A       Nor.          175,200      5,480,151
                                                                                                           ------------
                                                                                                             58,303,165
---------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.1%
                            Sing Tao Holdings Ltd.                                 H.K.        1,911,800        834,227
---------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 0.1%
                            Pioneer International Ltd.                             Aus.          100,000        298,069
---------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 1.2%
                            Hyder PLC                                              U.K.           79,780      1,016,145
                            Laidlaw Inc., B                                        Can.          600,000      6,987,697
                                                                                                           ------------
                                                                                                              8,003,842
---------------------------------------------------------------------------------------------------------------------
CHEMICALS: 0.9%
                            Akzo Nobel NV                                         Neth.            2,000        273,385
                            Borsodchem RT, GDR, 144A                               Hun.           11,700        294,255
                            European Vinyls Corp. EVC International NV            Neth.          117,400      3,726,337
                            Gujarat Narmada Valley Fertilizers Co. Ltd.,
                              GDR, 144A                                            Ind.          517,600      1,423,400
                            Gujarat Narmanda Valley Fertilizers Co. Ltd.,
                              ADR                                                  Ind.           83,600        229,900
                                                                                                           ------------
                                                                                                              5,947,277
---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.2%
                            Kaufman & Broad Home Corp.                             U.S.           77,000        991,375
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 2.1%
                        *   Bay Networks Inc.                                      U.S.         300,000    $  6,262,500
                        *   Newbridge Networks Corp.                               Can.         256,000       7,232,000
                        *   Optical Data Systems                                   U.S.          12,400         148,800
                                                                                                           ------------
                                                                                                             13,643,300
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 3.2%
                            ABB AG, br.                                           Swtz.           7,248       9,016,003
                        *   DSC Communications Corp.                               U.S.         139,000       2,484,625
                            Motorola Inc.                                          U.S.          10,000         613,750
                            Philips Electronics NV                                Neth.         135,000       5,473,501
                            Scitex Corp. Ltd.                                     ISREL         360,000       3,420,000
                                                                                                           ------------
                                                                                                             21,007,879
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 1.0%
                            Intel Corp.                                            U.S.          48,000       6,285,000
---------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 5.9%
                            Amerada Hess Corp.                                     U.S.          50,000       2,893,750
                        *   Rao Gazprom, ADR, 144A                                 RUSS         390,300       6,888,795
                            Repsol SA                                               Sp.          25,000         958,983
                            Societe Elf Aquitane SA                                 Fr.          55,000       5,009,932
                            Total SA, B                                             Fr.         100,000       8,138,862
                            Valero Energy Corp.                                    U.S.         161,400       4,620,075
                        *   Wascana Energy Inc.                                    Can.         810,000       9,344,675
                                                                                                           ------------
                                                                                                             37,855,072
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 7.3%
                            Alex Brown Inc.                                        U.S.          40,000       2,900,000
                            Federal National Mortgage Assn.                        U.S.         220,000       8,195,000
                            London Pacific Group Ltd.                              U.K.       1,243,900       4,464,266
                            Merrill Lynch & Co. Inc.                               U.S.         100,000       8,150,000
                            Morgan Stanley Group                                   U.S.         151,000       8,625,875
                            Peregrine Investments Holdings Ltd.                    H.K.       8,550,000      14,647,036
                        *   Peregrine Investments Holdings Ltd., wts.              H.K.         775,000         247,996
                                                                                                           ------------
                                                                                                             47,230,173
---------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 0.5%
                            Amway Asia Pacific Ltd.                                U.S.          10,600         449,175
                            Cafe de Coral Holdings Ltd.                            H.K.       7,599,000       2,038,648
                        *   Grupo Embotellador de Mexico SA, B                     Mex.         370,200         540,816
                                                                                                           ------------
                                                                                                              3,028,639
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 11.5%
                        *   Asia Pacific Resources International, A               Indo.       1,099,300    $  6,183,562
                            Assidomaen AB                                          Swe.         234,900       6,544,279
                            Boise Cascade Corp.                                    U.S.         100,000       3,175,000
                            Bowater Inc.                                           U.S.         180,000       6,772,500
                            Carter Holt Harvey Ltd.                                N.Z.       3,084,890       7,000,556
                        *   Empaques Ponderosa SA de CV, B                         Mex.       3,000,000       1,855,945
                        *   Enso OY, R                                             Fin.         625,000       5,067,935
                            Fletcher Challenge Ltd., Forestry Division             N.Z.       4,559,850       7,639,884
                            Georgia-Pacific Corp.                                  U.S.          75,000       5,400,000
                            International Paper Co.                                U.S.         120,000       4,845,000
                            Mead Corp.                                             U.S.          90,000       5,231,250
                            Portucel Industrial Empresa Product Celulose,
                              ADR, 144A                                           Port.       1,094,800       6,354,853
                            PT Barito Pacific Timber, fgn.                        Indo.       3,884,000       2,384,335
                            Rayonier Inc.                                          U.S.         155,000       5,948,125
                                                                                                           ------------
                                                                                                             74,403,224
---------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 1.9%
                            Astra AB, B                                            Swe.         100,000       4,824,153
                            Medeva PLC                                             U.K.         988,516       4,326,684
                            Windmere-Durable Holdings Inc.                         U.S.         225,000       2,896,875
                                                                                                           ------------
                                                                                                             12,047,712
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.2%
                            Goodyear Tire & Rubber Co.                             U.S.         150,000       7,706,250
---------------------------------------------------------------------------------------------------------------------
INSURANCE: 5.7%
                            Ace Ltd.                                               Bmu.         203,000      12,205,375
                            American International Group Inc.                      U.S.          50,000       5,412,500
                            GIO Austrailia Holdings Ltd.                           Aus.       2,000,000       5,118,830
                            National Mutual Asia Ltd.                              H.K.      10,338,000       9,824,074
                            Presidential Life Corp.                                U.S.         375,000       4,523,437
                                                                                                           ------------
                                                                                                             37,084,216
---------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 1.4%
                            Kuoni Reisen Holding AG, B                            Swtz.           3,660       8,886,814
---------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 2.5%
                            Rauma, ADS                                             Fin.         353,700       7,250,850
                            VA Technologie AG, br., 144A                          Aust.          57,300       8,991,399
                                                                                                           ------------
                                                                                                             16,242,249
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 0.6%
                        *   Cifra SA, B                                            Mex.         501,000    $    610,976
                        *   Waban Inc.                                             U.S.         140,000       3,640,000
                                                                                                           ------------
                                                                                                              4,250,976
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 6.9%
                            Aluminum Co. of America                                U.S.          70,000       4,462,500
                            Boehler Uddeholm AG, 144A                             Aust.          58,500       4,186,095
                            Companhia Siderurgica Nacional                        Braz.     151,111,000       4,290,034
                            Elkem AS                                               Nor.         501,000       8,247,883
                        *   Inmet Mining Corp.                                     Can.         561,000       2,723,997
                            Outokumpu OY, A                                        Fin.         341,775       5,832,465
                            Pechiney SA, A                                          Fr.         103,125       4,323,891
                            Trelleborg AB, B                                       Swe.         324,500       4,306,143
                            Vale do Rio Doce, ADR                                 Braz.         330,000       6,351,650
                                                                                                           ------------
                                                                                                             44,724,658
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 2.3%
                            BTR PLC                                                U.K.         602,800       2,932,730
                            PT Bimantara Citra, fgn.                              Indo.       8,975,000      11,969,200
                                                                                                           ------------
                                                                                                             14,901,930
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 0.8%
                            PT Jaya Properties, fgn.                              Indo.       3,598,000       5,026,842
---------------------------------------------------------------------------------------------------------------------
RECREATION & OTHER CONSUMER GOODS: 0.7%
                            Yue Yuen Industrial (Holdings) Ltd.                    H.K.      12,268,000       4,679,113
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 4.1%
                            Cpt-Telefonica Del Peru SA, ADR B                      PER.         162,300       3,063,412
                            Lucent Technologies Inc.                               U.S.         121,000       5,596,250
                            Nokia AB, "A"                                          Fin.         160,000       9,286,957
                            Teledanmark AS, B                                      Den.           9,500         524,283
                            Telefonica de Espana SA                                 Sp.         340,000       7,896,014
                                                                                                           ------------
                                                                                                             26,366,916
---------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.3%
                        *   Dhan Fibres, 144A                                      Pak.      13,575,000       1,693,492
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996 (cont.)


-----------------------------------------------------------------------------------------------------------------------
         INDUSTRY                                ISSUE                           COUNTRY      SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 2.4%
                            Airborne Freight Corp.                                 U.S.         200,000    $  4,675,000
                            Caliber Systems Inc.                                   U.S.           7,200         138,600
                           *Guangshen Railway Co. Ltd., ADR                       CHINA         163,200       3,366,000
                            Qantas Airways Ltd., ADR, 144A                         Aus.         182,100       2,981,888
                            Railtrack Group PLC                                    U.K.         301,600       2,002,090
                            Shanghai Hai Xing Shipping Co., H                     CHINA      20,611,000       2,398,332
                                                                                                           ------------
                                                                                                             15,561,910
-----------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 5.0%
                           *British Energy Ltd., 144A                              U.K.       2,942,800       7,410,690
                            Cia Energetica de Minas Gerais, ADR                   Braz.         225,000       7,665,287
                            Consolidated Electric Power Asia Ltd., ADR, 144A       H.K.         295,000       6,858,750
                            Electricidad de Caracas                               Venz.       1,522,242       1,543,801
                            Iberdrola SA                                            Sp.         610,000       8,643,487
                                                                                                           ------------
                                                                                                             32,122,015
-----------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.2%
                            Sime Darby Hongkong Ltd.                               H.K.       1,127,000       1,420,680
                                                                                                           ------------
TOTAL COMMON STOCKS (cost $395,505,299)                                                                     519,244,862
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 5.7%
-----------------------------------------------------------------------------------------------------------------------
                            ABN Amro NV, conv., pfd.                              Neth.           45,500      2,822,502
                            Banco Bradesco SA, pfd.                               Braz.       72,680,000        526,687
                            Cementos Diamante, ADR, pfd., 144A                     Col.          174,000      2,305,500
                            Cia de Inversiones en Telecomunicaciones SA,
                              7.00%, pfd.                                          Arg.          138,707      7,282,117
                            Jardine Strategic Holdings Ltd., 7.50%, conv.,
                              pfd.                                                 H.K.        5,054,000      6,039,530
                            Nacional Financiera SA, 11.25%, conv., pfd.            Mex.          226,050      7,685,700
                            Philippine Long Distance Telephone Co., 7.00%,
                              cnv., pfd. ser3                                     Phil.          105,000      5,355,000
                            Telebras-Telecomunicacoes Brasileiras SA, ADR,
                              pfd.                                                Braz.           65,000      4,972,500
                                                                                                           ------------
TOTAL PREFERRED STOCKS (cost $31,417,126)                                                                    36,989,536
-----------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Investment Portfolio, December 31, 1996 (cont.)


-----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL IN
         INDUSTRY                                ISSUE                           COUNTRY  LOCAL CURRENCY      VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS: 4.9%
-----------------------------------------------------------------------------------------------------------------------
                            Banco Nacional de Mexico SA, 7.00%, conv.,
                              12/15/99                                             Mex.       10,910,000   $ 10,364,500
                            Brierley Investments Ltd., 9.00%, conv., 6/30/98       N.Z.          849,949        708,058
                            Credit Suisse Group, 4.875%, conv., 11/19/02          Swtz.        2,800,000      4,396,000
                            Italy Govt., 5.00%, conv., 6/28/01                     Itl.        5,235,000      5,169,562
                            Sasib International, 9.25%, conv., 12/31/97            Itl.    1,775,000,000        626,402
                            Softe SA, 4.25%, conv., 7/30/98, 144A                  Itl.    8,980,000,000     10,129,156
                                                                                                           ------------
TOTAL BONDS (cost $28,220,140)                                                                               31,393,678
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 9.1% (cost $58,627,435)
-----------------------------------------------------------------------------------------------------------------------
                            U.S. Treasury Bills, 4.78% to 5.01% with
                              maturities to 3/27/97                                U.S.       59,026,000     58,641,640
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.0% (cost $513,770,000)                                                               646,269,716
OTHER ASSETS, LESS LIABILITIES:                                                                                (170,124)
                                                                                                           ------------
TOTAL NET ASSETS: 100.0%                                                                                   $646,099,592
                                                                                                           ============

 * NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets:
   Investments in securities, at value
      (identified cost $513,770,000)         $646,269,716
   Cash                                            59,382
   Receivables:
      Investment securities sold               18,829,556
      Fund shares sold                            702,524
      Dividends and interest                    1,327,446
                                              -----------
         Total assets                         667,188,624
                                              -----------
Liabilities:
   Payables:
      Investment securities purchased          19,432,008
      Fund shares redeemed                        376,968
   Accrued expenses                             1,280,056
                                              -----------
         Total liabilities                     21,089,032
                                              -----------
Net assets, at value                         $646,099,592
                                              ===========
Net assets consist of:
   Distributions in excess of net
      investment income                      $ (2,559,436)
   Net unrealized appreciation                132,499,716
   Accumulated net realized gain               11,166,506
   Net capital paid in on shares of
      beneficial interest                     504,992,806
                                              -----------
Net assets, at value                         $646,099,592
                                              ===========
Class I
   Net asset value per share
      ($634,477,661 / 43,399,931 shares
      outstanding)                           $      14.62
                                              ===========
   Maximum offering price
      ($14.62 / 94.25%)                      $      15.51
                                              ===========
Class II
   Net asset value per share
      ($11,621,931 / 800,226 shares
      outstanding)                           $      14.52
                                              ===========
   Maximum offering price
      ($14.52 / 99.0%)                       $      14.67
                                              ===========

STATEMENT OF OPERATIONS
for the year ended December 31, 1996

Investment income:
   (net of $1,426,590 foreign
      taxes withheld)
   Dividends                    $15,768,527
   Interest                       4,704,920
                                -----------
      Total income                            $ 20,473,447
Expenses:
   Management fees (Note 3)       4,616,385
   Administrative fees
   (Note 3)                         809,015
   Distribution fees (Note 3)
      Class I                     1,425,391
      Class II                       71,350
   Transfer agent fees
   (Note 3)                         755,000
   Custodian fees                   244,660
   Reports to shareholders          283,000
   Audit fees                        36,000
   Legal fees                         7,000
   Registration and filing
     fees                            67,000
   Trustees' fees and expenses       72,000
   Other                              9,834
                                -----------
      Total expenses                             8,396,635
                                              ------------
         Net investment income                  12,076,812
Realized and unrealized gain
   (loss):
   Net realized gain (loss)
     on:
      Investments                29,237,506
      Foreign currency
         transactions              (223,643)
                                -----------
                                 29,013,863
   Net unrealized appreciation
      on investments             83,861,546
                                -----------
      Net realized and
         unrealized gain                       112,875,409
                                              ------------
Net increase in net assets
  resulting from operations                   $124,952,221
                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1996 and 1995

                                                                                               1996            1995
                                                                                           ------------    ------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                                $ 12,076,812    $  5,988,672
      Net realized gain on investment and foreign currency transactions                      29,013,863      22,985,453
      Net unrealized appreciation                                                            83,861,546      30,619,809
                                                                                           ------------    ------------
         Net increase in net assets resulting from operations                               124,952,221      59,593,934
   Distributions to shareholders:
      From net investment income
         Class I                                                                            (12,133,064)     (5,674,514)
         Class II                                                                              (164,600)        (19,476)
      In excess of net investment income
         Class I                                                                             (2,513,780)             --
         Class II                                                                               (45,656)             --
      From net realized gain
         Class I                                                                            (23,782,315)    (23,792,243)
         Class II                                                                              (343,200)        (84,546)
   Capital share transactions (Note 2)
         Class I                                                                             38,648,962       3,824,434
         Class II                                                                             8,440,010       2,371,175
                                                                                           ------------    ------------
            Net increase in net assets                                                      133,058,578      36,218,764
Net assets:
   Beginning of year                                                                        513,041,014     476,822,250
                                                                                           ------------    ------------
   End of year                                                                             $646,099,592    $513,041,014
                                                                                           ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is a Massachusetts business trust and an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in global securities. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management and approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL STOCK

The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized for each class of shares ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                               CLASS I
                                                       -------------------------------------------------------
                                                             YEAR ENDED                      YEAR ENDED
                                                          DECEMBER 31, 1996               DECEMBER 31, 1995
                                                      -------------------------       -------------------------
                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                     ---------      -----------      ---------      -----------
         Shares sold                                  7,047,189     $ 96,865,915      5,371,682     $ 67,759,190
         Shares issued on reinvestment of
           distributions                              2,459,156       34,358,478      2,184,017       26,504,181
         Shares redeemed                             (6,755,860)     (92,575,431)    (7,163,041)     (90,438,937)
                                                      ---------      -----------      ---------      -----------
         Net increase                                 2,750,485     $ 38,648,962        392,658     $  3,824,434
                                                      =========      ===========      =========      ===========

                                                                              CLASS II
                                                       -------------------------------------------------------
                                                                                           FOR THE PERIOD
                                                             YEAR ENDED                  MAY 1, 1995 THROUGH
                                                          DECEMBER 31, 1996               DECEMBER 31, 1995
                                                      -------------------------       -------------------------
                                                       SHARES          AMOUNT          SHARES          AMOUNT
                                                     ---------      -----------      ---------      -----------
         Shares sold                                    610,014     $  8,301,964        196,010     $  2,576,233
         Shares issued on reinvestment of
           distributions                                 35,561          497,767          6,729           81,954
         Shares redeemed                                (25,995)        (359,721)       (22,093)        (287,012)
                                                      ---------      -----------      ---------      -----------
         Net increase                                   619,580     $  8,440,010        180,646     $  2,371,175
                                                      =========      ===========      =========      ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain Officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.80% of the average daily net assets of the Fund. The Investment Manager has entered into a Sub-Advisory Agreement with Dean Witter InterCapital, Inc. (InterCapital) a subsidiary of Dean Witter, Discover & Co. whereby InterCapital provides the Investment Manager with economic, market, industry, asset allocation and foreign currency research. For its services, the Investment Manager pays InterCapital a fee equal, on an annual basis, to 0.25% of the Fund's average daily net assets. The Fund pays FTSI monthly an administrative fee of 0.15% per annum on the first $200 million of the Company's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended December 31, 1996, FTD received net commissions of $170,283 from the sale of the Fund's shares and FTIS received fees of $755,000.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly, the substantial portion of which is paid to Dean Witter, Discover & Co. and other dealers who distribute the Fund's shares, for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1996, unreimbursed expenses amounted to $1,280,292. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $2,696 were paid to FTD for the year ended December 31, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees for the year ended December 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 aggregated $96,531,653 and $97,393,810, respectively. The cost of securities for federal income tax purposes is $519,803,084. Realized gains and losses are reported on an identified cost basis.

At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                             $162,477,829
           Unrealized depreciation                                                              (36,011,197)
                                                                                               ------------
           Net unrealized appreciation                                                         $126,466,632
                                                                                               ============

The amounts distributed from net investment income include $3,200,000 attributable to the mark to market income tax rules for passive foreign investment companies which is included in unrealized appreciation under generally accepted accounting principles.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Templeton Global Opportunities Trust

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Global Opportunities Trust as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                            [McGLADREY & PULLEN, LLP SIGNATURE]

New York, New York
January 31, 1997

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST -- Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
Companies Fund
Templeton Global Infrastructure Fund
Templeton Global
Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
Government Bond Fund
Franklin Templeton
Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government
Income Fund
Franklin Templeton Hard
Currency Fund
Franklin Templeton High
Income Currency Fund
Templeton Americas
Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES:

Franklin Templeton
Conservative Target Fund
Franklin Templeton
Moderate Target Fund
Franklin Templeton
Growth Target Fund

INCOME

Franklin Adjustable Rate
Securities Fund
Franklin Adjustable U.S.
Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
Grade Income Fund
Franklin Short-Intermediate U.S.
Government Securities Fund
Franklin U.S. Government
Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
High Yield Securities Fund
Franklin Tax-Advantaged
International Bond Fund
Franklin Tax-Advantaged U.S.
Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)
Franklin Templeton
Valuemark Income Plus
(an immediate annuity)

*TWO OR MORE FUND OPTIONS AVAILABLE: LONG-TERM PORTFOLIO, INTERMEDIATE-TERM PORTFOLIO, A PORTFOLIO OF INSURED MUNICIPAL SECURITIES,
AND/OR A HIGH YIELD PORTFOLIO (CA) AND A MONEY MARKET PORTFOLIO (CA AND NY). **THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN BONDS THAT PAY INTEREST SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
***PORTFOLIO OF INSURED MUNICIPAL SECURITIES.
TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.
                                                             12/96.1

                                   TEMPLETON
                                     GLOBAL
                                  OPPORTUNITIES
                                     TRUST


                                  Annual Report
                                December 31, 1996



Templeton Global Opportunities Trust

Auditors McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Global Opportunities Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


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TL415 A96 2/97

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